PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment by Operating Segments (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	$ 67,294
Additions	1,514
Acquisitions through business combinations	8,564
Dispositions	(309)
Depreciation	(1,765)
Foreign currency translation	413
Increase (decrease) in property, plant and equipment	11,833
Balance, end of period	79,127
Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	38,871
Additions	121
Acquisitions through business combinations	129
Dispositions	(10)
Depreciation	(606)
Foreign currency translation	360
Increase (decrease) in property, plant and equipment	402
Balance, end of period	39,273
Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	13,650
Additions	492
Acquisitions through business combinations	2,134
Dispositions	(12)
Depreciation	(390)
Foreign currency translation	112
Increase (decrease) in property, plant and equipment	3,543
Balance, end of period	17,193
Real Estate
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	7,652
Additions	289
Acquisitions through business combinations	47
Dispositions	(6)
Depreciation	(219)
Foreign currency translation	(20)
Increase (decrease) in property, plant and equipment	860
Balance, end of period	8,512
Private Equity and Other
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	7,121
Additions	612
Acquisitions through business combinations	6,254
Dispositions	(281)
Depreciation	(550)
Foreign currency translation	(39)
Increase (decrease) in property, plant and equipment	7,028
Balance, end of period	$ 14,149
Property, plant and equipment [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets		$ 3,416
Property, plant and equipment [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets		408
Property, plant and equipment [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets		1,207
Property, plant and equipment [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Real Estate
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets		769
Property, plant and equipment [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Private Equity and Other
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets		$ 1,032